INCOME TAXES - Summary of Current and Deferred Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal	$ (9.3)	$ 8.5	$ 4.3
State	(1.0)	5.3	2.1
Foreign	5.2	10.9	13.7
Total current	(5.1)	24.7	20.1
Deferred:
Federal	3.4	(0.7)	6.3
State	(0.5)	(0.4)	0.9
Foreign	1.4	(0.2)	(2.4)
Total deferred	4.3	(1.3)	4.8
Income tax expense (benefit)	$ (0.8)	$ 23.4	$ 24.9